Organization and Business Background (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Business Background
Schedule of assets liabilities and operating results

Unaudited
November 29,
2024
HK$
Property, plant and equipment, net	291
Cash and cash equivalents	4,082
Deposits and other receivables	297
Accruals	(20)
Net assets of the subsidiary	4,650
Less: Cash consideration	(4,650)
—

	Audited	Unaudited
	Year ended	Period ended
	December 31,	November 29,
	2023	2024
	HK$	HK$
Gain on disposal of plant and machinery	—	100
Interest income	935	926
Other income	—	14
Selling, general and administrative expenses	(164)	(1,471)
Income tax expenses	—	(17,199)
Net profit/(loss) for the year/period	771	(17,630)

Schedule of company's subsidiaries

As of December 31, 2024, details of the Company’s subsidiaries are as follows:

		Place of	Percentage of
	Date of	incorporation/	equity interest
	incorporation/	registration and	attributable to
Name	establishment	operation	the Company	Principal activities

Sun Ngai Spraying and Silk Print Co., Ltd.	July 25, 1995	BVI	100%	Dormant

Sun Terrace Industries Limited	March 2, 2004	BVI	100%	Dormant

Viewmount Developments Limited	November 12, 2013	BVI	100%	Investment holding

Schedule of net income

Year ending April 30,	Net Income
HK$

2011	130,700
2012	176,000
2013	250,000

Schedule of net assets of the company

Net assets acquired:	HK$

Cash	58,160
Accounts payable and accrued liabilities	(1,524)

56,636